Lease liabilities and right-of-use assets (Tables)	12 Months Ended
Dec. 31, 2022
Lease liabilities and right-of-use assets
Summary of right of use assets

	At 31 December
	2022	2021
	USD	USD
Balance as at 1 January	4,059,896	863,645
Acquisitions through business combinations (Note 7)	1,086,002	—
Additions during the year	696,431	3,737,469
Depreciation charge for the year	(1,216,495)	(541,218)
Assets classified as held for sale (Note 34)	(576,299)	—
Recognition of sublease receivables	(1,244,596)	—
Termination of lease	(1,989,293)	—
Balance as at 31 December	815,646	4,059,896

	2022	2021	2020
	USD	USD	USD
General and administrative expenses (Note 23)	948,102	411,373	238,326
Assets classified as held for sale (Note 34)	268,393	129,845	125,483
	1,216,495	541,218	363,809

Summary of sublease receivables

	At 31 December
	2022	2021
	USD	USD
Balance as at 1 January	—	—
Recognition of sublease receivables	1,331,622	—
Interest income	8,340	—
Lease rentals received	(138,410)	—
Balance as at 31 December	1,201,552	—

Summary of maturity analysis of lease liabilities

	At 31 December
	2022	2021
	USD	USD
Less than one year (current)	648,523	—
One to five years (non-current)	553,029	—
Sublease receivables as at 31 December	1,201,552	—

Summary of lease liabilities

	At 31 December
	2022	2021
	USD	USD
Balance as at 1 January	4,162,521	928,583
Acquisitions through business combinations (Note 7)	1,237,903	—
Additions during the year	726,769	3,716,327
Accretion of interest	341,510	140,184
Repayments	(1,192,283)	(622,573)
Liabilities directly associated with assets classified as held for sale (Note 34)	(628,845)	—
Termination of lease	(2,304,449)	—
Balance as at 31 December	2,343,126	4,162,521

Summary of maturity analysis

	At 31 December
	2022	2021
	USD	USD
Less than one year (current)	751,015	1,201,204
One to five years (non-current)	1,592,111	2,961,317
Lease liabilities as at 31 December	2,343,126	4,162,521

Summary of Accretion of interest

	2022	2021	2020
	USD	USD	USD
Finance costs (Note 28)	212,301	94,626	63,683
Assets classified as held for sale (Note 34)	129,209	45,558	20,121
	341,510	140,184	83,804

Summary of amounts recognized in consolidated statement of comprehensive income

	At 31 December
	2022	2021	2020
	USD	USD	USD
Interest expense on lease liabilities	341,510	140,184	83,804
Interest income on sublease receivables	8,340	—	—
Depreciation for right-of-use assets	1,216,495	541,218	363,809
	1,566,345	681,402	447,613